JPMorgan SmartRetirement Blend Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
R2 R3 R4 R5 R6 Shares [Member] | JPMorgan SmartRetirement Blend Income Fund | Class R6
Prospectus [Line Items]
Annual Return [Percent]	13.19%	8.45%	11.79%	(13.69%)	6.33%	9.60%	14.08%	(3.80%)	10.70%	5.80%